Group Companies	12 Months Ended
Dec. 31, 2021
Group Companies
Group Companies

Note 24 Group Companies

		Country of	% Equity Interest	% Equity Interest	% Equity Interest
Company	Principal Activities	Incorporation	2021	2020	2019
Parent Company
Calliditas Therapeutics AB	Research and development of pharmaceuticals	Sweden	—	—	—

Subsidiaries
Nefecon AB	Administration of incentive programs issued by the Parent Company	Sweden	100%	100%	100%
Calliditas NA Enterprises Inc,	Market access activities in the United States	United States	100%	100%	100%
Calliditas Therapeutics US Inc	Commercial activities in the United States	United States	100%	—	—
Calliditas Therapeutics France SAS	Research and development of pharmaceuticals	France	100%	86.2%	—
Calliditas Therapeutics Suisse S.A	Research and development of pharmaceuticals	Switzerland	100%	86.2%	—

For further information on the business combination of Genkyotex SA, see Note 15 Business Combinations.